SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash paid during the period for:
Interest	$ 0	$ 46,699	$ 0
Income taxes	$ 0	$ 0	$ 0